Pay vs Performance Disclosure - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	€ (6,529,827)	€ (8,912,495)	€ (11,645,455)